Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financial Services Portfolio - VIP Financial Services Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906